Lease	12 Months Ended
May 31, 2023
Lessee Disclosure [Abstract]
Lease
13.	LEASE
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease costs for the years ended May 31, 2021, 2022 and 2023 were US$518,798, US$368,058 and US$163,195
,
respectively, which excluded cost of short-term
leases
. Short-term lease costs for the years ended May 31, 2021, 2022 and 2023 were US$14,149, US$2,344 and US$39,057, respectively.
As of May 31, 2022 and 2023, the weighted average remaining lease term was 3.9 years and 3.6 years, respectively, and the weighted average discount rate was 4.5% and 4.4% for the Group’s operating leases, respectively.
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2022	2023
	US$	US$
Cash payments for the operating leases	355,284	180,157
Right-of-use assets obtained in exchange for the new operating lease liabilities	157,455	231,887

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2023 is as follows:

As of May 31, 2023
US$
Fiscal year ending
May 31, 2024	181,970
May 31, 2025	123,599
May 31, 2026	83,218
May 31, 2027	44,463
May 31, 2028	26,182
Thereafter	21,409

Total future lease payments	480,841
Less: Imputed interest	(36,899)

Present value of operating lease liabilities	443,942

As of May 31, 2023, the Group has lease contracts that have been entered into but not yet commenced amounting to US$33,523, and these contracts will commence in the fiscal year 2024.
For the years ended May 31, 2021, 2022 and 2023, US$4,228, US$19,580 and nil impairment loss was recorded in general and administrative expenses mainly related to right-of-use
assets of selected learning centers.